Stockholders’ Equity, Partners’ Capital and Preferred Equity - Common Stock Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 15, 2020	Oct. 27, 2020	Sep. 25, 2020	Aug. 18, 2020	Dec. 31, 2020
Equity [Abstract]
Cash dividend paid (in dollars per share)	$ 0.20		$ 0.10		$ 0.30
Cash dividend declared (in dollars per share)		$ 0.20		$ 0.10	$ 0.30
Dividends, common stock, cash	$ 5,627		$ 2,430		$ 8,057